Deferred Taxes - Summary of Reconciliation of Deferred Tax Movements Between Balance Sheet and Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Increase (decrease) of the deferred taxes related to continuing operations	$ (68,036)	$ 474,493	$ 830,036
Deferred taxes on hedge movements (revenue and derivatives hedge)	(26,139,149)	(21,528,043)	31,318,550
Increase (decrease) of the deferred taxes related to discontinuing operations		603,234	3,309,117
Total	$ (26,207,185)	$ (20,450,316)	$ 35,457,703